UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21947
Old Field Master Fund, LLC
(Exact name of registrant as specified in charter)

733 Third Avenue, 11th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-532-3651
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

Item 1.	Schedule of Investments
OLD FIELD MASTER FUND, LLC
Quarterly Report (unaudited)
December 31, 2010

OLD FIELD MASTER FUND, LLC
Schedule of Investments in Investment Funds
December 31, 2010 (unaudited)

	First	Number of			Percentage			Expiration
	Acquisition	Shares/			of Members’	% in Side		Date of Lock-	Redemption
Investment Strategy/Name	Date	Ownership %	Cost	Fair Value	Equity[1]	Pockets[2]	Liquidity[3]	Up Period[4]	Notice Period

Credit:
Latigo Offshore Fund, Ltd.	2/1/2007	72	$64,612	$88,535	0.25%	47.14%	Quarterly[6]	N/A	65 days

Total Credit			64,612	88,535	0.25%

Distressed:
Anchorage Captial Partners Offshore, Ltd.	7/1/2009	1,040	217,702	274,383	0.78%	—	Annually	N/A	45 days
Credit Distressed Blue Line Offshore Fund, Ltd.	12/1/2009	285	500,000	604,728	1.71%	—	Quarterly	N/A	90 days
York Credit Opportunities Unit Trust	9/1/2009	22,627	1,000,000	1,235,623	3.50%	—	Annually	N/A	60 days

Total Distressed			1,717,702	2,114,734	5.99%

Event Driven:
Altima Global Special Situations Fund, Ltd.	5/1/2008	802	696,033	861,289	2.44%	0.81%	Monthly	N/A	180 days
Fir Tree International Value Fund II, Ltd.	7/1/2009	105	1,050,000	1,331,760	3.77%	—	Quarterly	N/A	60 days
Montrica Global Opportunities Fund	2/1/2007	683	58,770	45,824	0.13%	100.00%	Quarterly	N/A	90 days
Owl Creek Overseas Fund, Ltd.	7/1/2009	1,000	1,000,000	1,121,961	3.17%	—	Annually	N/A	90 days
Perry Partners International, Inc.	5/1/2007	1,670	112,738	134,918	0.38%	100.00%	Annually[9]	N/A	[11]
Taconic Opportunity Offshore Fund, Ltd.	5/1/2008	1,172	1,292,144	1,424,668	4.03%	—	Quarterly	N/A	80 days
York European Opportunites Unit Trust	9/1/2010	37,400	550,000	554,520	1.57%	—	Quarterly	N/A	30 days

Total Event Driven			4,759,685	5,474,940	15.49%

Fixed Income Relative Value:
The Drake Absolute Return Fund, Ltd.	2/1/2007	99	196,727	123,408	0.35%	—	Quarterly[6]	N/A	45 days

Fundamental Market Neutral:
Level Global Overseas, Ltd.	5/1/2009	1,450	1,450,000	1,474,010	4.17%	—	Quarterly	4/30/2011	30 days
O’Connor Global Fundamental Market Neutral Long / Short Ltd.	4/1/2007	854	1,274,317	1,656,499	4.68%	—	Monthly	N/A	1 month

Total Fundamental Market Neutral:			2,724,317	3,130,509	8.85%

Long/Short Equity:
Artha Emerging Markets Fund, Ltd.	2/1/2010	500	500,000	526,571	1.49%	—	Quarterly	1/31/2011	30 days
Clovis Capital Partners (Cayman) Ltd.	9/1/2010	1,500	1,500,000	1,604,834	4.54%	—	Quarterly	8/31/2011	45 days
Cobalt Offshore Fund	10/1/2009	912	600,000	656,421	1.85%	—	Quarterly	N/A	60 days
Criterion Capital Partners, Ltd.	2/1/2007	6,107	1,347,784	1,540,759	4.36%	—	Monthly	N/A	45 days
Henderson Asia Pacific Absolute Return Fund, Ltd.	9/1/2009	9,747	1,000,000	1,011,065	2.86%	—	Monthly	N/A	30 days
Highline Capital International, Ltd.	5/1/2008	9,752	1,650,000	1,650,009	4.67%	—	Quarterly	N/A	30 days
Ivory Offshore Flagship Fund, Ltd.	2/1/2007	1,099	1,496,732	1,618,188	4.58%	—	Quarterly	N/A	45 days
Pennant Windward Fund, Ltd.	5/1/2009	773	1,250,000	1,427,547	4.04%	—	Quarterly	N/A	30 days
PFM Diversified Offshore Fund, Ltd.	5/1/2008	923	1,250,000	1,438,279	4.07%	—	Quarterly	N/A	45 days
Scopia PX International, Ltd.	1/1/2010	935	1,250,000	1,268,754	3.59%	—	Quarterly	12/31/2010	60 days

Total Long/Short Equity			11,844,516	12,742,427	36.05%

OLD FIELD MASTER FUND, LLC
Schedule of Investments in Investment Funds
December 31, 2010 (unaudited)

	First	Number of			Percentage			Expiration
	Acquisition	Shares/			of Members’	% in Side		Date of Lock-	Redemption
Investment Strategy/Name	Date	Ownership %	Cost	Fair Value	Equity[1]	Pockets[2]	Liquidity[3]	Up Period[4]	Notice Period

Macro:
Brevan Howard Fund Limited	10/1/2007	7,432	$500,000	$727,419	2.06%	—	Monthly	N/A	3 months
WCG Offshore Fund, Ltd.	10/1/2009	712	900,000	992,964	2.81%	—	Quarterly	12/31/2010	60 days
Woodbine Capital Fund Ltd.	5/1/2009	748	800,000	871,402	2.46%	—	Quarterly	N/A	30 days

Total Macro			2,200,000	2,591,785	7.33%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.	8/1/2008	816	106,723	112,804	0.32%	100.00%	Monthly[9]	N/A	90 days
Broad Peak Fund, Ltd.	1/1/2010	1,000	1,000,000	885,533	2.50%	—	Quarterly[10]	8	45 days
Linden International, Ltd.	2/1/2007	675	919,473	1,572,455	4.45%	—	Quarterly[10]	N/A	65 days

Total Multi-Strategy Relative Value			2,026,196	2,570,792	7.27%

Structured Credit:
Cerberus International SPV, Ltd.[7]	9/1/2007	1,236	1,554,078	1,417,200	4.01%	100.00%	Quarterly[9]	N/A	90 days
CPIM Structured Credit Fund 1000 Inc.	2/1/2007	4,621	523,011	85,763	0.24%	—	Quarterly	N/A	45 days
Dune Capital International, Ltd.	2/1/2007	N/A	328,057	112,256	0.32%	—	Semi-Annually	N/A	6 months
Petra Offshore Fund L.P.	2/1/2007	N/A	1,400,000	—	0.00%	—	Quarterly[5]	N/A	180 days
Sorin Offshore Fund, Ltd.	2/1/2008	18	20,760	17,483	0.05%	—	Quarterly[6]	N/A	90 days

Total Structured Credit			3,825,906	1,632,702	4.62%

Total Investments in Investment Funds			$29,359,661	$30,469,832	86.20%

[1]	Percentages are based on members’ equity at end of period of $35,347,115.

[2]	Percentages of assets invested in side pockets.

[3]	Available frequency of redemptions after initial lock-up period.

[4]	Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after December 31, 2010 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

[5]	Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.

[6]	Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.

[7]	On September 30, 2009, the investment in Cerberus International, Ltd. (the “Original Invested Company”) was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities assets and liabilities (excluding deferred inventive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares.

[8]	Class A2 — First business day after the last valuation date of the first quarter of 2011. Class S — Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.

[9]	The Fund’s remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.

[10]	25% Fund level gate.

[11]	The Fund’s investment is held in Class S Special shares are not redeemable at the option of the Fund and are subject to redemption only after they have reverted back into regular classes, the redemption notice period of which is 3 months.

At December 31, 2010, the aggregate cost of investments for tax purposes was $29,359,661. Net unrealized appreciation on investments for tax purposes was $1,110,171, consisting of $3,504,107 of gross unrealized appreciation and $(2,393,936) of gross unrealized depreciation.
Note: The Board of Managers of the Fund have authorized the orderly wind-down of the Fund, and the investments in investment funds presently is being liquidated.

OLD FIELD MASTER FUND, LLC
Schedule of Investments in Investment Funds
December 31, 2010 (unaudited)
The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments by investment strategy:
Credit	$—	$—	$88,535	$88,535
Distressed	—	—	2,114,734	2,114,734
Event Driven	—	2,833,537	2,641,403	5,474,940
Fixed Income Relative Value	—	—	123,408	123,408
Fundamental Market Neutral	—	1,656,499	1,474,010	3,130,509
Long/Short Equity	—	7,258,300	5,484,127	12,742,427
Macro	—	727,418	1,864,367	2,591,785
Multi-Strategy Relative Value	—	—	2,570,792	2,570,792
Structured Credit	—	85,764	1,546,938	1,632,702

Total investments by investment strategy	—	12,561,518	17,908,314	30,469,832

Cash & Cash Equivalents	4,630,818	—	—	4,630,818

Total	$4,630,818	$12,561,518	$17,908,314	$35,100,650

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in				Fixed Income
	Investment				Relative	Fundamental	Long/Short		Multi-Strategy	Structured
	Funds	Credit	Distressed	Event Driven	Value	Market Neutral	Equity	Macro	Relative Value	Credit

Balance as of 4/1/10	17,304,036	79,748	3,023,640	2,635,882	114,939	1,391,013	3,814,922	1,800,477	2,658,511	1,784,904
Accrued discounts/premiums	—	—	—	—	—	—	—	—	—	—
Realized loss	(157,392)	(21,643)	177,954	(174,366)	(3,737)	—	—	—	(65,800)	(69,800)
Change in unrealized appreciation	707,470	41,447	(76,608)	238,417	17,632	82,997	169,205	63,890	55,268	115,222
Net purchases (sales)	54,200	(11,017)	(1,010,252)	(58,530)	(5,426)	—	1,500,000	—	(77,187)	(283,388)
Reclassifications	—	—	—	—	—	—	—	—	—	—

Balance as of 12/31/10	$17,908,314	$88,535	$2,114,734	$2,641,403	$123,408	$1,474,010	$5,484,127	$1,864,367	$2,570,792	$1,546,938

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Master Fund, LLC

By (Signature and Title)*	/s/ John T. Moore John T. Moore, President
Date: February 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore John T. Moore, Principal Executive Officer
Date: February 25, 2011

By (Signature and Title)*	/s/ Thomas J. Modzelewski Thomas J. Modzelewski, Principal Financial Officer
Date: February 25, 2011

*	Print the name and title of each signing officer under his or her signature.